Aircraft Impairment Charges on Flight Equipment Held for Use (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011 item	Sep. 30, 2012 item	Sep. 30, 2011 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009 item
Aircraft Impairment Charges on Flight Equipment Held for Use
Impairment charges	$ 61,237	$ 1,515,343	$ 102,662	$ 1,521,881	$ 1,567,180	$ 1,110,427	$ 50,884
Held for use, number of previously impaired aircraft	1		1
Aircraft impaired or adjusted during the period	6	95	10	95	100	82	3